Note 18 - Financial Instruments (Detail) - Change in Fair Value of Contingent Consideration Liability (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance, December 31, 2011	$ (10,166)	$ (12,649)
Amounts recognized on acquisitions	1,944
Fair value adjustments (note 4)	3,645
Resolved and settled in cash	(5,492)
Other	59
Balance, December 31, 2012		(12,649)
Less: current portion		39,038	216,373
Non-current portion		12,649
Begining Balance [Member]
Balance, December 31, 2011			12,844
Balance, December 31, 2012			12,844
Non-current portion			(12,844)
Contingent Consideration Total [Member]
Balance, December 31, 2011		13,000
Balance, December 31, 2012		13,000
Non-current portion		(13,000)
Current Portion [Member]
Less: current portion		351
Non Current Portion Member
Balance, December 31, 2011		(12,649)
Balance, December 31, 2012		(12,649)
Non-current portion		$ 12,649